Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities
Net income (loss)	$ (18,268)	$ 7,540
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	6,569	3,262
Amortization	40,406	2,257
Deferred income taxes	(9,393)
Stock-based compensation	10,851	1,113
Other non-cash items	(1,108)	(578)
Increase (decrease) in cash attributable to changes in operating assets and liabilities, net of the impact of acquisition:
Accounts receivable, net	(18,219)	(7,254)
Inventories	(9,706)	(1,808)
Net investment in sales-type leases	(1,887)	(1,223)
Accounts payable and other current liabilities	(10,112)	7,577
Non-current liabilities	3,442
Unearned revenues	5,816	88
Other assets and liabilities	(591)	965
Net cash provided by (used in) operating activities	(2,200)	11,939
Cash flows from investing activities
Decrease in short-term bank deposits	20,063
Acquisition of property and equipment	(9,909)	(6,306)
Acquisition of intangible and other assets	(611)	(1,234)
Other investing activities	38
Proceeds from the maturity of investments		4,012
Proceeds from the sale of investments		4,803
Purchase of investments		(8,407)
Net cash provided by (used in) investing activities	9,581	(7,132)
Cash flows from financing activities
Proceeds from exercise of stock options	5,988	1,506
Excess tax benefit from stock options	986	579
Net cash provided by financing activities	6,974	2,085
Effect of exchange rate changes on cash	(120)	(16)
Net change in cash and cash equivalents	14,235	6,876
Cash and cash equivalents, beginning of period	133,826	20,092
Cash and cash equivalents, end of period	148,061	26,968
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	$ 3,068	$ 2,333